                          American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

September 30, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Municipal Trust
     1933 Act File No. 2-91229
     1940 Act File No. 811-4025

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, as amended,  the undersigned  hereby  certifies  that the form of  prospectus  and  statement  of additional  information that would have been filed under paragraph (b) or (c) of
Rule 497 with respect to the  above-referenced  issuer  would not have  differed from that  contained in  Post-Effective  Amendment  No. 41, filed  September 30,
2003, to the issuer's Registration Statement on Form N-1A.

     If there are any  questions  or  comments  regarding  this  filing,  please contact the undersigned at (816) 340-3774.

Sincerely,

/s/ Anastasia H. Enneking
Anastasia H. Enneking
Corporate Counsel